SUPPLEMENTARY INFORMATION (Schedule of Financial Expenses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Exchange differences			$ 27
Other	6	2	2
Total Income	6	2	29
Expenses:
Interest - In respect of liability to related parties			11
Interest - In respect of credit from banks	20	19	28
Exchange differences	24	60
Revaluation of convertible loan and warrants			285
Other	96	67	70
Total Expenses	140	146	394
Financial expenses, net	$ (134)	$ (144)	$ (365)